CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 295,173	$ 290,766	$ 262,881
Cost of revenues	202,110	202,389	187,236
Gross profit	93,063	88,377	75,645
Operating expenses:
Research and development, net	29,690	29,473	30,997
Sales and marketing	35,795	33,509	33,021
General and administrative	34,295	20,589	19,199
Other operating expenses	4,220	0	0
Total operating expenses	104,000	83,571	83,217
Operating income (loss)	(10,937)	4,806	(7,572)
Financial expenses and others, net	6,306	8,625	5,923
Loss before taxes on income	(17,243)	(3,819)	(13,495)
Taxes on income	2,446	11,009	2,618
Equity loss in affiliates	0	0	979
Net loss	$ (19,689)	$ (14,828)	$ (17,092)
Net loss per share:
Basic net loss per share	$ (0.23)	$ (0.18)	$ (0.21)
Diluted net loss per share	$ (0.23)	$ (0.18)	$ (0.21)
Weighted average number of ordinary shares used in computing basic net loss per share	84,132,982	83,414,831	81,149,687
Weighted average number of ordinary shares used in computing diluted net loss per share	84,132,982	83,414,831	81,149,687